Financing Receivables -Credit Quality Information - Policy Loans and Deposit Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivable
Reinsurance deposit receivable	$ 7,400	$ 7,900
Consumer | Policy Loans
Financing Receivables
Allowance for credit losses	$ 0	$ 0